Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Cash equivalents	$ 0		$ 0	$ 0
Mineral Properties, Gross	$ 0		$ 0	$ 0
Warrants term	7 years		7 years	7 years
Warrants issued to previous equity stockholders represented as a percentage of outstanding new common shares	17.50%		17.50%
Amount sold	$ 11,124,000	$ 0	$ 13,709,000	$ 180,000
Credit period provided by the company	7 days		7 days
Reorganization items, net	$ 0	292,000	$ 905,000	399,000
1.25 Lien Notes
Significant Accounting Policies [Line Items]
Debt issuance costs			$ 72,000,000
Phantom shares
Significant Accounting Policies [Line Items]
Number of shares of common stock considered for cash payment of grants issued	1		1
Compensation expense	$ 300,000	500,000	$ 500,000	500,000
Increase (decrease) in the value of awards granted			200,000	400,000
Gold
Significant Accounting Policies [Line Items]
Amount sold	10,328,000	0	12,803,000	178,000
Silver
Significant Accounting Policies [Line Items]
Amount sold	$ 796,000	$ 0	$ 906,000	$ 2,000
Operating revenues | Gold | Product concentration
Significant Accounting Policies [Line Items]
Concentration percentage	93.00%		93.00%	99.00%